SEGMENTED, SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENTED, SIGNIFICANT CUSTOMER INFORMATION AND ECONOMIC DEPENDENCY

16. Segmented, Significant Customer Information and Economic Dependency.

The Company operates in two segments:

(a) Energy and water conservation products (as shown under the column heading “EWCP” below), which consists of a (i) liquid swimming pool blankets which saves energy and water by inhibiting evaporation from the pool surface, and (ii) food-safe powdered form of the active ingredient within the liquid blankets and which are designed to be used in still or slow moving drinking water sources.

(b) Biodegradable polymers (“BCPA’s”), also known as TPA’s, used by the petroleum, chemical, utility and mining industries to prevent corrosion and scaling in water piping. This product can also be used in detergents to increase biodegradability and in agriculture to increase crop yields by enhancing fertilizer uptake.

The accounting policies of the segments are the same as those described in Note 2, Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes, not including nonrecurring gains and losses and foreign exchange gains and losses.

The Company’s reportable segments are strategic business units that offer different, but synergistic products and services. They are managed separately because each business requires different technology and marketing strategies.

Three months ended March 31, 2022:

	EWCP	TPA	Total
Revenue	$47,253	$10,736,027	$10,783,280
Interest expense	-	57,618	57,618
Depreciation and amortization	9,244	223,244	232,488
Income tax expense	-	712,446	712,446
Segment profit (loss)	(124,175)	1,657,234	1,533,059
Segment assets	1,879,593	43,237,198	45,116,791
Expenditures for segment assets	-	(176,684)	(176,684)

Three months ended March 31, 2021:

	EWCP	TPA	Total
Revenue	$71,351	$7,553,346	$7,624,697
Interest expense	-	62,274	62,274
Depreciation and amortization	9,977	222,988	232,965
Income tax expense	-	485,456	485,456
Segment profit (loss)	(219,256)	1,669,827	1,450,571
Segment assets	2,360,199	34,299,895	36,660,094
Expenditures for segment assets	-	(96,136)	(96,136)

The sales generated in the United States and Canada are as follows:

	Three months ended March 31, 2022	Three months ended March 31, 2021
Canada	$177,899	$107,253
United States and abroad	10,605,381	7,517,444
Total	$10,783,280	$7,624,697

The Company’s long-lived assets (property, equipment, intangibles, goodwill, leaseholds, patents and right of use assets) are located in Canada and the United States as follows:

	March 31, 2022	December 31, 2021
Canada	$185,036	$191,752
United States	10,042,568	10,105,202
Total	$10,227,604	$10,296,954

Three primary customers accounted for $6,235,661 (58%) of sales during the three-month period ended March 31, 2022 (2021 - $3,120,819 or 41%).

19. Segmented, Significant Customer Information and Economic Dependency.

The Company operates in two segments:

(a) Energy and water conservation products (as shown under the column heading “EWCP” below), which consists of a (i) liquid swimming pool blankets which saves energy and water by inhibiting evaporation from the pool surface, and (ii) food-safe powdered form of the active ingredient within the liquid blankets and which are designed to be used in still or slow moving drinking water sources.

(b) Biodegradable polymers (“BCPA’s”), also known as TPA’s, used by the petroleum, chemical, utility and mining industries to prevent corrosion and scaling in water piping. This product can also be used in detergents to increase biodegradability and in agriculture to increase crop yields by enhancing fertilizer uptake.

The accounting policies of the segments are the same as those described in Note 2, Significant Accounting Policies. The Company evaluates performance based on profit or loss from operations before income taxes, not including nonrecurring gains and losses and foreign exchange gains and losses.

The Company’s reportable segments are strategic business units that offer different, but synergistic products and services. They are managed separately because each business requires different technology and marketing strategies.

Year ended December 31, 2021:

	EWCP	BCPA	Consolidated

Sales	$420,811	$33,995,524	$34,416,335
Interest expense	-	199,930	199,930
Depreciation	40,247	925,688	965,935
Current and deferred income tax expense	24,384	2,361,298	2,385,682
Segment profit	(368,994)	3,818,156	3,449,162
Segment assets	1,929,537	37,621,733	39,551,270
Expenditures for segment assets	-	782,219	782,219

Year ended December 31, 2020:

	EWCP	BCPA	Consolidated

Sales	$334,423	$31,073,031	$31,407,454
Interest expense	54	260,603	260,657
Depreciation	41,969	809,703	851,672
Current and deferred income tax expense	121,164	1,486,277	1,607,441
Segment profit	(536,220)	3,513,270	2,977,050
Segment assets	2,111,501	32,975,887	35,087,388
Expenditures for segment assets	-	1,071,108	1,071,108

Sales by territory are shown below:

	2021	2020

Canada	$525,900	$562,626
United States and abroad	33,890,435	30,844,828
Total	$34,416,335	$31,407,454

The Company’s long-lived assets (property, equipment, intangibles, goodwill, leaseholds, patents and right of use assets) are located in Canada and the United States as follows:

	2021	2020

Canada	$191,752	$445,663
United States	10,105,202	10,519,903
Total	$10,296,954	$10,965,566

Three customers accounted for $16,917,948 (49%) of sales made in 2021 (2020 - $14,713,127 or 47%).